RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Apr. 30, 2024
Related Party Transactions [Abstract]
Schedule of due to related parties

		Transaction	April 30,	July 31,
Name	Relationship	Nature	2024	2023
Zhigang Pei*	Former Chairman of the Board and owner of Silver Glory Group Limited	Working capital advances and operating expenses paid on behalf of the Company	$–	$220,909
RQS Capital	Director and Vice President, 61.89% shareholder	Company cash collection due to RQS Capital	2,271	2,132
Ying Deng**	RQS Capital’s 30% owner and Roshing’s 10% owner	Working capital advances and operating expenses paid on behalf of the Company	28,083	53,036

TOTAL			$30,354	$276,077

*	$220,909 of this liability was converted to 220,909 shares of common stock on January 19, 2024.

**	$24,953 of this liability was forgiven in November 2023.